BUSINESS SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
BUSINESS SEGMENT INFORMATION
BUSINESS SEGMENT INFORMATION

Terex is a diversified global equipment manufacturer of a variety of capital goods machinery products. The Company is focused on delivering reliable, customer-driven solutions for a wide range of commercial applications, including the construction, infrastructure, quarrying, mining, manufacturing, shipping, transportation, refining, energy and utility industries. The Company operates in five reportable segments: (i) AWP; (ii) Construction; (iii) Cranes; (iv) MHPS; and (v) Materials Processing (“MP”).

The AWP segment designs, manufactures, refurbishes, services and markets aerial work platform equipment, telehandlers, light towers, bridge inspection equipment and utility equipment as well as their related replacement parts and components. Customers use these products to construct and maintain industrial, commercial and residential buildings and facilities, construct and maintain utility and telecommunication lines, trim trees, in construction and foundation drilling applications and for other commercial operations, as well as in a wide range of infrastructure projects. Effective July 1, 2011, the Company’s bridge inspection equipment, which was formerly included in the Construction segment, is now included in the AWP segment.

The Construction segment designs, manufactures and markets heavy and compact construction equipment, as well as roadbuilding equipment, including asphalt and concrete equipment and landfill compactors, as well as their related replacement parts and components. Customers use these products in construction and infrastructure projects, in building roads and bridges, in quarrying and mining operations and for material handling applications.

The Cranes segment designs, manufactures, services and markets mobile telescopic cranes, tower cranes, lattice boom crawler cranes, lattice boom truck cranes and truck-mounted cranes (boom trucks), as well as their related replacement parts and components. Cranes products are used primarily for construction, repair and maintenance of commercial buildings, manufacturing facilities and infrastructure projects.

The MHPS segment designs, manufactures, refurbishes, services and markets industrial cranes, including standard cranes, process cranes, rope and chain hoists, electric motors, light crane systems and crane components as well as a diverse portfolio of port and rail equipment including mobile harbor cranes, straddle and sprinter carriers, gantry cranes, ship-to-shore cranes, reach stackers, empty container handlers, full container handlers, general cargo lift trucks, automated stacking cranes, automated guided vehicles and terminal automation technology, including software. The segment operates an extensive global sales and service network. Customers use these products for material handling at manufacturing and port and rail facilities.

The MHPS segment was formed upon the completion of the Company’s acquisition of a majority interest in the shares of Demag Cranes AG. See Note I – “Acquisitions.” Accordingly, the results of Demag Cranes AG and its subsidiaries (“Demag Cranes”) are consolidated within MHPS from its date of acquisition. The Company acquired the port equipment businesses of Reggiane Cranes and Plants S.p.A. and Noell Crane Holding GmbH (collectively, “Terex Port Equipment” or the “Port Equipment Business”) on July 23, 2009.  Subsequently, effective July 1, 2012, the Company realigned certain operations to provide a single source for serving port equipment customers. The Terex Port Equipment business and the Company’s French reach stacker business, both formerly part of the Cranes segment, are now consolidated within the MHPS segment. The results of the Port Equipment Business are included in the MHPS segment from its date of acquisition. As a result, the 2011 performance of this segment reflects twelve months of operations of the Port Equipment Business and approximately four and a half months of operations of Demag Cranes, the 2010 performance reflects twelve months of operations of the Port Equipment Business and 2009 reflects approximately five months of operations of the Port Equipment Business. Accordingly, comparisons between the years must be reviewed in this context.

The MP segment designs, manufactures and markets materials processing equipment, including crushers, washing systems, screens, apron feeders, chippers and related components and replacement parts. Construction, quarrying, mining, recycling, landscaping and government customers use MP products in construction, recycling, landscaping and infrastructure projects, as well as in various quarrying and mining applications.

The Company assists customers in their rental, leasing and acquisition of its products through Terex Financial Services (“TFS”). TFS utilizes its equipment and financial leasing experience to provide a variety of financing solutions to the Company’s customers when they purchase equipment manufactured by the Company.

The Company has no customers that accounted for more than 10% of consolidated sales in 2011.  The results of businesses acquired during 2011, 2010 and 2009 are included from the dates of their respective acquisitions.

Included in Eliminations/Corporate are the eliminations among the five segments, as well as general and corporate items. Business segment information is presented below (in millions):

	Year Ended December 31,
	2011	2010	2009
Net Sales
AWP	$1,750.0	$1,076.3	$845.3
Construction	1,505.6	1,081.2	832.9
Cranes	1,543.0	1,419.2	1,739.1
MHPS	1,077.3	364.4	152.6
MP	682.8	533.1	353.6
Corporate and Other / Eliminations	(54.1)	(56.0)	(65.1)
Total	$6,504.6	$4,418.2	$3,858.4
Income (loss) from Operations
AWP	$86.3	$2.8	$(154.7)
Construction	(18.4)	(52.0)	(243.4)
Cranes	25.7	54.6	112.4
MHPS	(64.7)	(21.1)	(8.8)
MP	59.5	24.5	(49.3)
Corporate and Other / Eliminations *	(7.2)	(82.6)	(57.9)
Total	$81.2	$(73.8)	$(401.7)
Depreciation and Amortization
AWP	$17.7	$18.1	$17.9
Construction	25.5	28.4	29.6
Cranes	26.9	22.9	21.8
MHPS	35.8	15.0	7.2
MP	5.8	5.7	5.7
Corporate	14.9	14.7	11.2
Total	$126.6	$104.8	$93.4
Capital Expenditures
AWP	$14.9	$19.4	$6.8
Construction	17.5	9.7	5.5
Cranes	13.2	12.4	10.4
MHPS	17.0	1.1	0.5
MP	2.6	2.6	7.2
Corporate	13.9	9.8	20.0
Total	$79.1	$55.0	$50.4

* Corporate cost allocation method to segments increased in 2011.

	December 31,
	2011	2010
Identifiable Assets
AWP	$1,039.5	$837.2
Construction	1,232.3	1,186.8
Cranes	1,517.4	1,577.8
MHPS	2,890.2	723.2
MP	928.7	913.2
Corporate and Other / Eliminations	(544.7)	278.2
Total	$7,063.4	$5,516.4

Sales between segments are generally priced to recover costs plus a reasonable markup for profit, which is eliminated in consolidation.

Geographic segment information is presented below (in millions):

	Year Ended December 31,
	2011	2010	2009
Net Sales
United States	$1,858.3	$1,191.8	$1,008.3
United Kingdom	288.6	203.6	246.9
Germany	582.5	313.3	337.4
Other European countries	1,320.3	891.3	937.8
All other	2,454.9	1,818.2	1,328.0
Total	$6,504.6	$4,418.2	$3,858.4

	December 31,
	2011	2010
Long-lived Assets
United States	$184.5	$167.1
United Kingdom	36.7	38.8
Germany	313.3	127.4
Other European countries	124.2	114.4
All other	176.8	125.8
Total	$835.5	$573.5

The Company attributes sales to unaffiliated customers in different geographical areas based on the location of the customer.  Long-lived assets consist of net fixed assets, which can be attributed to the specific geographic regions.